Financial liabilities - Additional Information (Details) € in Thousands			1 Months Ended				2 Months Ended	12 Months Ended
	Oct. 18, 2022 EUR (€)	Jul. 10, 2020 EUR (€) quarterly_instalment	Jun. 30, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Oct. 31, 2018 EUR (€)	Jul. 31, 2018 EUR (€) tranche	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 EUR (€)	Oct. 18, 2023	Jun. 30, 2021	Dec. 31, 2019 EUR (€)
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Proceeds from borrowings								€ 0	€ 0	€ 10,350
Milestones payment							€ 20,000	20,000
Cash and cash equivalents							41,388	41,388	83,921	119,151				€ 35,094
Loans repayments								3,642	2,833	€ 250
Financial liability extinguished amount								27,500
impact of determining the initial fair value of the debt and the impact of discounting							€ 1,400
Conditional Advances and Loans from Government and Public Authorities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Impact of accretion and discounting								€ (6,882)	5,765
Banque Publique d’Investissement
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances, interest rate											1.56%
Advances received											€ 2,100
Bpifrance
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances received			€ 350
Authorized amount to be advanced			500
Advances, outstanding amount			150
Top of Range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings, fixed flows rate							16.09%	16.09%
Bottom of Range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings, fixed flows rate							14.95%	14.95%
EIB Loan
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Number of tranches | tranche						3
Proceeds from borrowings				€ 14,000	€ 16,000
Gains (losses) on financial liabilities at fair value through profit or loss	€ 6,900
Financial liabilities, carrying amount immediately after initial application of IFRS 9	27,500
Financial liabilities, at fair value	€ 34,400						€ 34,400	€ 34,400
Royalties agreement, period	6 years					6 years
Milestones payment							20,000	20,000
Cash and cash equivalents							€ 25,300	€ 25,300
Weighted average cost of capital												30.00%
Borrowings, interest rate				500.00%	600.00%		21.30%	21.30%
Expected future royalty payments							€ 32,400	€ 32,400	3,400
Borrowings							58,100	58,100
EIB Loan | Fixed interest rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Total interest payable							12,800	12,800
Interest payable							2,300	2,300
EIB Loan | Floating interest rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Total interest payable							€ 32,400	32,400
EIB Loan | Conditional Advances and Loans from Government and Public Authorities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Impact of accretion and discounting								(6,855)	€ 5,817
EIB Loan | Top of Range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount						€ 40,000
PGE Loan, HSBC France
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount			5,000
Proceeds from borrowings			€ 5,000
Borrowings, interest rate													0.31%
Borrowing, initial period bearing no interest			12 months
Borrowing, deferment period			1 year
Loans repayments								€ 661
Borrowing, guarantee fee							0.25%	0.25%	0.25%
PGE Loan, HSBC France | Top of Range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowing, deferment period			5 years
PGE Loan, HSBC France | Bottom of Range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowing, deferment period			1 year
PGE Loan, BPI France
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount			€ 5,000
Proceeds from borrowings		€ 5,000
Borrowings, interest rate		2.25%					1.36%	1.36%	1.36%
Borrowing, initial period bearing no interest		12 months
Loans repayments								€ 425
Borrowing, maturity		6 years
Percentage of state-guaranteed loan		0.90
Borrowing, subsequent period bearing interest		5 years
Borrowing, guarantee fee		1.61%					0.25%	0.25%	0.25%
Number of quarterly instalments | quarterly_instalment		20